Financial Risk Management - Schedule of Contractual Undiscounted Cash Outflows of Non-Derivative Financial Liabilities (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025	Mar. 31, 2024
Non-derivative financial liabilities
Account and other payables	$ 5,026,079	$ 7,014,157
Lease liabilities	118,449	212,689	$ 40,245
Total of non-derivative financial liabilities	5,144,528	7,226,846
Within 1 year [Member]
Non-derivative financial liabilities
Account and other payables	5,026,079	7,014,157
Lease liabilities	118,449	212,689
Total of non-derivative financial liabilities	5,144,528	7,226,846
Over 1 year [Member]
Non-derivative financial liabilities
Account and other payables
Lease liabilities
Total of non-derivative financial liabilities